Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Receivables [Abstract]
Receivables
4.	Receivables

As of September 30, 2024, receivables consisted of the following:

	September 30, 2024	December 31, 2023
Trade receivable	$16,889	$33,089
Sales taxes receivable	10,998	3,072
	$27,887	$36,161

The Company records sales taxes receivable for recoverable sales taxes paid on eligible purchases in its Canadian subsidiary. As at September 30, 2024, and December 31, 2023, the Company recorded a provision for credit losses of $nil and $nil, respectively.

4.	Receivables

As of December 31, 2023 and 2022, receivables consisted of the following:

	December 31, 2023	December 31, 2022
Trade receivable	$33,089	$4,180
Sales taxes receivable	3,072	8,674
	$36,161	$12,854

The Company records sales taxes receivable for recoverable sales taxes paid on eligible purchases in its Canadian subsidiary. As at December 31, 2023, and December 31, 2022, the Company recorded a provision for doubtful accounts of $nil and $nil, respectively.